Average Annual Total Returns - AMG GW&K Core Bond ESG Fund	Feb. 01, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Since Inception	3.87%	[1]
Inception Date	May 08, 2015
Class I
Average Annual Return:
1 Year	7.33%
5 Years	4.44%
10 Years	3.78%
Since Inception		[1]
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	6.51%
5 Years	3.51%
10 Years	2.58%
Since Inception		[1]
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.33%
5 Years	3.00%
10 Years	2.43%
Since Inception		[1]
Class Z
Average Annual Return:
1 Year	7.52%
5 Years	4.52%
10 Years
Since Inception	3.78%	[1]
Inception Date	May 08, 2015
Class N
Average Annual Return:
1 Year	6.98%
5 Years	4.10%
10 Years
Since Inception	3.36%	[1]
Inception Date	May 08, 2015

[1]	Class N, Class Z and Index performance shown reflects performance since the inception date of the Fund's Class N and Class Z shares on May 8, 2015.